Income tax (Details) - CNY (¥) ¥ in Thousands			12 Months Ended					21 Months Ended
	Dec. 31, 2019	Jan. 01, 2008	Dec. 31, 2019	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Current
Charge for the period				¥ (6,130)	¥ 75,076	¥ 68,918	¥ 68,033
Under/(over)-provision in prior period					398	49	(72)
Deferred (Note 19)				(131)	(7,050)	(9,218)	(1,196)
Income tax benefit/(expense)	¥ (6,261)			¥ (6,261)	¥ 68,424	¥ 59,749	¥ 66,765
Income tax
Federal statutory income tax rate		25.00%					35.00%	21.00%
Withtholding tax rate		10.00%	30.00%